Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ (2,206,260)	$ (1,252,759)	$ (57,529,338)	$ 3,978,337
Adjustment to reconcile net income (loss) to net cash (used in) provided by operating activities
Depreciation & amortization expense	2,036	2,209	8,419	6,988
Stock based compensation expense	112,035	246,994	473,853	735,772
Stock issued for services	88,301	89,450	357,134	249,435
(Gain) Loss on change in derivative liability			54,910,562	(7,695,278)
Loss on change in derivative liability				1,053,517
Net loss on write-off of patent cost			5,426
Amortization of debt discount recorded as interest expense	199,024	242,392	714,145	610,917
Change in assets and liabilities:
Prepaid expense	(3,167)	5,214	5,622	(11,058)
Other asset				900
Accounts payable	(76,515)	7,552	76,257	13,996
Accrued expenses	11,861		54,607	(23,247)
Accrued interest on convertible notes	48,234	68,847	227,529	226,028
NET CASH USED IN OPERATING ACTIVITIES	(444,366)	(155,696)	(695,784)	(853,693)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(50,000)		(780)	(13,059)
NET CASH USED IN INVESTING ACTIVITIES:	(50,000)		(780)	(13,059)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common stock sales	800,000	186,500
Proceeds from convertible notes payable			856,500	804,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	800,000	186,500	856,500	804,500
NET INCREASE (DECREASE) IN CASH	305,634	30,804	159,936	(62,252)
CASH, BEGINNING OF YEAR	195,010	35,074	35,074	97,326
CASH, END OF YEAR	500,644	65,878	195,010	35,074
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	2,249	416	2,249	940
Taxes paid
SUPPLEMENTAL DISCLOSURES OF NON CASH TRANSACTIONS
Fair value of common stock upon conversion of convertible notes , accrued interest and other fees	$ 257,235	$ 388,886	1,377,186	1,540,609
Fair value of convertible notes at issuance			$ 841,436	$ 743,301